UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30,
2007

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  August 2, 2007

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 37



Form 13F Information Table Value
Total: 186695(thousands)
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS OR     SH/ INVESTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      Cusip        (X$1000) PRN AMT     PRN DISCRETN    MANAGERS  SOLE     SHARED  NONE
----------------------   ---------------     ------------ -------- ----------
ALLSTATE                 COM                 020002101         5625       91455SH  SOLE                      91455
AMERICAN INDEPEND        COM NEW             026760405         1761      159675SH  SOLE                     159675
AMER VANGUARD            COM                 030371108         2158      150700SH  SOLE                     150700
ANALOG DEVICES           COM                 032654105         6738      179015SH  SOLE                     179015
BED BATH BEYOND          COM                 075896100         6587      183015SH  SOLE                     183015
CEMEX                    SPON ADR 5 ORD      151290889         4650      126008SH  SOLE                     126008
CENTEX CORP              COM                 152312104         3767       93945SH  SOLE                      93945
CISCO                    COM                 17275R102         6544      234970SH  SOLE                     234970
COVIDIEN LTD -WI         WHEN ISSUED         G2552X108         2455       56956SH  SOLE                      56956
EBAY                     COM                 278642103         5437      168950SH  SOLE                     168950
GEN AMER INVS            COM                 368802104         6181      152440SH  SOLE                     152440
GENERAL ELECTRIC         COM                 369604103         8407      219610SH  SOLE                     219610
GRACO                    COM                 384109104         4822      119715SH  SOLE                     119715
HESS CORP                COM                 42809H107         7124      120820SH  SOLE                     120820
HOME DEPOT               COM                 437076102         7220      183480SH  SOLE                     183480
ILLINOIS TOOL WKS        COM                 452308109         8018      147968SH  SOLE                     147968
INDEPENDENCE HLDG        COM NEW             453440307         1361       66600SH  SOLE                      66600
INTEL CORP               COM                 458140100         7541      317625SH  SOLE                     317625
INTERPUBLIC GRP          COM                 460690100         3597      315564SH  SOLE                     315564
JOHNSON & JOHNSON        COM                 478160104         7262      117855SH  SOLE                     117855
JP MORGAN CHASE          COM                 46625H100         7335      151400SH  SOLE                     151400
MEDTRONIC INC            COM                 585055106         7579      146150SH  SOLE                     146150
MICRON TECH              COM                 595112103         3322      265100SH  SOLE                     265100
NABORS INDUSTRIES        SHS                 G6359F103         5686      170335SH  SOLE                     170335
NALCO HOLDING            COM                 62985Q101         5355      195090SH  SOLE                     195090
POGO PRODUCING           COM                 730448107         5055       99525SH  SOLE                      99525
REGENERON                COM                 75886F107          340       18970SH  SOLE                      18970
REPUBLIC SERVICES        COM                 760759100          230        7500SH  SOLE                       7500
SOUTHWEST AIR            COM                 844741108         6083      407970SH  SOLE                     407970
TEMPLE-INLAND            COM                 879868107         4738       77003SH  SOLE                      77003
TIME WARNER              COM                 887317105         6145      292046SH  SOLE                     292046
TYCO ELECT -WI           WHEN ISSUED         G9144P105         2225       56956SH  SOLE                      56956
TYCO INT'L               WHEN ISSUED         G9143X208         3057       56956SH  SOLE                      56956
WEYERHAUSER              COM                 962166104         7577       96005SH  SOLE                      96005
WHITE MOUNTAINS          COM                 G9618E107         5491        9060SH  SOLE                       9060
WHOLE FOODS MKT          COM                 966837106         3625       94655SH  SOLE                      94655
WINNEBAGO                CL B                974637100         5597      189595SH  SOLE                     189595